Organization (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ (71,764)	$ (12,569)	$ 3,228
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation of property and equipment	395	744	1,011
Amortization of intangible assets	6,088	3,935	2,146
Deferred income tax benefits	1,572	937	402
Net cash (used in) generated from operating activities	2,581	(12,633)	(8,998)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(155)	(842)	(494)
Purchases of intangible assets	(5,575)	(7,649)	(5,229)
Net cash used in investing activities	(4,261)	(8,120)	(5,266)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank and other borrowings	1,124	10,456	6,776
Repayments of short-term bank and other borrowings	(2,594)	(4,756)	(2,000)
Net cash generated from (used in) financing activities	(11,540)	31,861	10,205
VIE [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	(2,941)	431	(2,836)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Provision on prepaid expenses and other current assets	2,617
Depreciation of property and equipment	269	232	220
Amortization of intangible assets	975	1,108	1,134
Deferred income tax benefits	1,641	(23)	(585)
Changes in operating assets and liabilities	(3,972)	1,241	(61)
Net cash (used in) generated from operating activities	(1,411)	2,989	(2,128)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(80)	(204)	(353)
Purchases of intangible assets	(1,011)	(77)	(281)
Net cash used in investing activities	(1,091)	(281)	(634)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank and other borrowings	36		721
Repayments of short-term bank and other borrowings		(765)
Net cash generated from (used in) financing activities	36	(765)	721
Net decrease in cash and cash equivalents and restricted cash	(2,466)	1,943	(2,041)
Cash and cash equivalents and restricted cash at beginning of year	3,510	1,567	3,608
Cash and cash equivalents and restricted cash at end of year	$ 1,044	$ 3,510	$ 1,567